Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Classification and measurement of financial instruments
Accounting classification

	2019 $m	2018 Restated $m
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities (note 1 7 )	133	116
Financial assets measured at fair value through profit or loss:
Money market funds:
Cash and cash equivalents (note 19)	35	76
Other financial assets (note 17)	16	16
Other financial assets (note 17)	3	—
Derivative financial instruments (note 24)	1	8
	55	100
Financial assets measured at amortised cost:
Cash and cash equivalents (note 19)	160	628
Other financial assets (note 17)	136	129
Trade and other receivables, excluding prepayments (note 18)	552	502
	848	1,259
Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Contingent purchase consideration (note 20)	(91)	(109)
Derivative financial instruments (note 24)	(20)	—
	(111)	(109)
Financial liabilities measured at amortised cost:
Loans and other borrowings (note 22)	(2,165)	(2,014)
Trade and other payables, excluding deferred and contingent purchase consideration (note 20)	(570)	(610)
Deferred purchase consideration (note 20)	(23)	(22)
	(2,758)	(2,646)
Right of offset
Other than in relation to cash pooling arrangements (see note 19), there are no financial instruments with a significant fair value subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.
Fair values – hierarchy and valuation techniques
Fair value hierarchy
The following table provides the carrying value, fair value and position in the fair value measurement hierarchy of the Group’s financial assets and liabilities. Financial assets and financial liabilities measured at amortised cost are only included if their carrying amount is not a reasonable approximation of fair value.

	2019					2018 Restated
	Fair value					Fair value
	Carrying value	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Carrying value	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities	133	8	—	125	133	116	8	—	108	116

Derivative financial instruments	1	—	1	—	1	8	—	8	—	8

Money market funds	51	51	—	—	51	92	92	—	—	92

Trade deposits and loans	3	—	—	3	3	—	—	—	—	—

Liabilities
Derivative financial instruments	(20)	—	(20)	—	(20)	—	—	—	—	—

Contingent purchase consideration	(91)	—	—	(91)	(91)	(109)	—	—	(109)	(109)

Deferred purchase consideration	(23)	(24)	—	—	(24)	(22)	(22)	—	—	(22)

£400m 3.875% bonds 2022	(528)	(567)	—	—	(567)	(509)	(543)	—	—	(543)

£300m 3.75% bonds 2025	(399)	(435)	—	—	(435)	(385)	(399)	—	—	(399)

£350m 2.125% bonds 2026	(462)	(465)	—	—	(465)	(447)	(417)	—	—	(417)

€500m 2.125% bonds 2027	(564)	(601)	—	—	(601)	(569)	(566)	—	—	(566)

There were no transfers between Level 1 and Level 2 fair value measurements during the year and no transfers into and out of Level 3.
Valuation techniques
Quoted equity securities, money market funds and bonds
The fair value of quoted equity shares, money market funds and the bonds is based on their quoted market price.
Unquoted equity shares
Unquoted equity securities are fair valued using the International Private Equity and Venture Capital Valuation Guidelines either by applying an average price-earnings (P/E) ratio for a competitor group to the earnings generated by the investment or by reference to share of net assets if the investment is currently loss-making or a recent property valuation is available. The average P/E ratio for the year was 23.2 (2018: 19.9) and a non-marketability
factor of 30% (2018: 30%)
wa
s applied.
The significant unobservable inputs used to determine the fair value of the shares are the P/E ratio, non-marketability
factor and share of net assets. A 10% increase/(decrease) in the average P/E ratio would result in a $2m (2018: $2m) increase/(decrease) in the fair value of the shares. A five
percentage point increase/(decrease) in the
non-marketability
factor would result in a $2m (2018: $1m) increase/(decrease) in the fair value of the shares. A 10% increase/(decrease) in share of net assets would result in a $9m (2018: $8m) increase/(decrease) in the fair value of the shares.
Derivative financial instruments
Derivatives are fair valued using discounted future cash flows, taking into consideration exchange rates prevailing on the last day of the reporting period and interest rates from observable swap curves. Currency swaps are measured at the present value of future cash flows estimated and discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
Deferred purchase consideration
Deferred purchase consideration ar
o
se in respect of the acquisition of Regent, and comprises the present value of $13m payable in 2021 and $13m payable in 2024. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates.
Contingent purchase consideration
Regent $66m (2018: $55m)
Comprises the present value of the expected amounts payable on exercise of the put and call options to acquire the remaining 49%
shareholding in Regent (see note 11). The amount payable on exercise of the options is based on the annual trailing revenue of RHW (see page 136) in the year preceding exercise, with a floor applied. The options are exercisable in a phased manner from 2026 to 2033. The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. The range of possible outcomes remains unchanged from the date of acquisition at
$
81m to $261m (undiscounted).
At 31 December 2019, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised in the financial statements is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates.
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the
Group Financial Statements would increase by $7m (2018: $5m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2018: $86m).
UK portfolio $20m (2018: $54m)
Comprises the present value of the above-market element of the expected lease payments to Covivio (see note 11). The above-market assessment is determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a hotel by hotel basis. There is no floor to the amount payable and no maximum amount. Market rents were initially determined with assistance of professional third-party advisors. The fair value is subject to periodic reassessment
as interest rates and expected lease payments change.
A fair value adjustment of $
38m
was recognised in the year, resulting in a reduction to the value of the liability arising mainly from a reduction in expected future rentals payable.
Forecast base rentals have been discounted at
9.25%

based on the CBRE prime freehold regional yield benchmark, adjusted to reflect rental growth, the leasehold nature of the assets and variable rental structure. Forecast profit share rentals have been discounted at
9.7%

based on the Group’s cost of capital, adjusted upwards to reflect the higher degree of variability inherent in the profit share rentals.
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected lease payments and the discount rates used. The impact of changes in these assumptions is detailed on page 1
40
.
Six Senses $5m (2018: $nil)
It is expected that
$5m
will be payable upon certain conditions being met relating to a project to open a pipeline property, currently expected to be paid in 2021. If the conditions are not met, no amounts will be paid. The impact of discounting is not material.

Level 3 reconciliation
The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Other financial	Contingent purchase
	assets	consideration
	$m	$m
At 1 January 2018	117	—

Additions	4	—

Acquisition of businesses (note 11)	—	(109)

Disposals	(1)	—

Valuation losses recognised in other comprehensive income	(10)	—

Contingent purchase consideration paid, included in net cash from investing activities	—	4

Change in fair value	—	(4)

Exchange and other adjustments	(2)	—

At 31 December 2018	108	(109)

Additions	8	—

Acquisition of businesses (note 11)	1	(15)

Disposals	(1)	—

Valuation gains recognised in other comprehensive income	12	—

Contingent purchase consideration paid:

Included in net cash from operating activities	—	6

Included in net cash from investing activities	—	2

Change in fair value (of which $38m is recorded within exceptional items)	—	27

Exchange and other adjustments	—	(2)

At 31 December 2019	128	(91)